UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Investment Management LLC
Address: 711 Fifth Avenue
         New York, New York  10022

13F File Number:  028-11378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

 /s/     Howard M. Felson     New York, NY/USA      May 02, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $410,012 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-12302                     Allen Operations LLC

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC                     COM              009363102    24137   363400 SH       DEFINED 1              363400        0        0
ATHEROS COMMUNICATIONS INC     COM              04743P108    43320   970000 SH       DEFINED 1              970000        0        0
BIG LOTS INC                   COM              089302103    26058   600000 SH       DEFINED 1              600000        0        0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101    22114   880000 SH       DEFINED 1              880000        0        0
CEPHALON INC                   COM              156708109    15231   200200 SH       DEFINED 1              200200        0        0
EXCO RESOURCES INC             COM              269279402    20660  1000000 SH       DEFINED 1             1000000        0        0
GENZYME CORP                   COM              372917104    43789   575000 SH       DEFINED 1              575000        0        0
GSI COMMERCE INC               COM              36238G102    30751  1050600 SH       DEFINED 1             1050600        0        0
LUBRIZOL CORP                  COM              549271104    44876   335000 SH       DEFINED 1              335000        0        0
PFIZER INC                     COM              717081103    20615  1015000 SH       DEFINED 1             1015000        0        0
PRE PAID LEGAL SVCS INC        COM              740065107    13200   200000 SH       DEFINED 1              200000        0        0
RC2 CORP                       COM              749388104    25154   895147 SH       DEFINED 1              895147        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    16084   115000 SH       DEFINED 1              115000        0        0
TALECRIS BIOTHERAPEUTICS HLD   COM              874227101    24656   920000 SH       DEFINED 1              920000        0        0
TAM SA                         SP ADR REP PFD   87484D103    11485   581832 SH       DEFINED 1              581832        0        0
TENET HEALTHCARE CORP          COM              88033G100     3725   500000 SH       DEFINED 1              500000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    19924   400000 SH       DEFINED 1              400000        0        0
VERINT SYS INC                 COM              92343X100     4233   118100 SH       DEFINED 1              118100        0        0